Expense Example - Prospectus #2 - Calvert Emerging Markets Focused Growth Fund	Class A 1 Year	Class A 3 Years	Class C 1 Year	Class C 3 Years	Class I 1 Year	Class I 3 Years	Class R6 1 Year	Class R6 3 Years
USD ($)	645	932	302	660	101	352	101	352